CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
OPERATING ACTIVITIES
Net income for the period	$ 108,852	$ 23,859
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	73,537	70,071
Deferred income and mining taxes	6,732	7,026
Gain on sale of available-for-sale securities (note 8)	(273)
Stock-based compensation (note 7)	13,903	16,277
Impairment loss on available-for-sale securities (note 8)		10,995
Foreign currency translation (gain) loss	(8,340)	3,658
Other	260	5,131
Adjustment for settlement of environmental remediation	(934)	(2,552)
Changes in non-cash working capital balances:
Trade receivables	(7,111)	(2,776)
Income taxes	30,459	(3,908)
Inventories	25,512	27,992
Other current assets	15,520	(5,765)
Accounts payable and accrued liabilities	(17,405)	(10,102)
Interest payable	7,017	6,166
Cash provided by operating activities	247,729	146,072
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 5)	(98,793)	(130,634)
Decrease in short-term investments		1,304
Net proceeds from sale of available-for-sale securities (note 8)	613
Purchase of available-for-sale securities and warrants (note 8)	(13,385)	(12,675)
Decrease in restricted cash	5,944	526
Cash used in investing activities	(105,621)	(141,479)
FINANCING ACTIVITIES
Dividends paid	(11,973)	(29,890)
Repayment of capital lease obligations	(4,252)	(2,553)
Sale-leaseback financing	1,027
Proceeds from long-term debt (note 9)		40,000
Repayment of long-term debt (note 9)	(80,000)	(70,000)
Repurchase of common shares for restricted share unit plan (note 6)	(7,518)	(19,000)
Common shares issued (note 6)	4,629	11,939
Cash used in financing activities	(98,087)	(69,504)
Effect of exchange rate changes on cash and cash equivalents	(1,347)	(872)
Net increase (decrease) in cash and cash equivalents during the period	42,674	(65,783)
Cash and cash equivalents, beginning of period	139,101	298,068
Cash and cash equivalents, end of period	181,775	232,285
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 9)	8,151	6,832
Income and mining taxes paid	$ 8,149	$ 21,633